Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on October 15, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 107

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.  108

_________________________

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

_________________________

Thomas Kinzler

Secretary

John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts  02210

(Name and Address of Agent for Service)

Copies to:

Mark Goshko

Kirkpatrick & Lockhart Preston Gates Ellis LLP

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2950

_________________________

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [ } pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 15th day of October 2013.

JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/Hugh McHaffie	President	October 15, 2013
Hugh McHaffie

/s/Charles A. Rizzo	Chief Financial Officer	October 15, 2013
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	October 15, 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	October 15, 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	October 15, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	October 15, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	October 15, 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	October 15, 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	October 15, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	October 15, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	October 15, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	October 15, 2013
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	October 15, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	October 15, 2013
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	October 15, 2013
Warren A. Thomson

*By: Power of Attorney
/s/Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact *Pursuant to Power of Attorney filed on April 26, 2013

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document